CONTINGENCIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 14, 2018
Future annual rent	$ 6,000
Rent expense	$ 26,000	$ 26,000
Annual rent Maturity date	through 2021
Redstone Communications LLC [Member] | Mr. Marlin Molinaro [Member]
Monthly fee			$ 25,000
Quarterly stock fee			150,000